Financial Risk Management_Credit Quality Of Loans Graded According To Internal Credit Ratings(Details)	12 Months Ended
	Dec. 31, 2019
Grade 1 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	0.00%
Grade 1 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	1.00%
Grade 2 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	1.00%
Grade 2 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	5.00%
Grade 3 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	5.00%
Grade 3 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	15.00%
Grade 4 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	15.00%
Grade 4 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	30.00%
Grade 5 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	30.00%
Retail | Grade 1
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	1 ~ 5 grade
Retail | Grade 2
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	6 ~ 8 grade
Retail | Grade 3
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	9 ~ 10 grade
Retail | Grade 4
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	11 grade
Retail | Grade 5
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	12 grade or under
Corporate | Grade 1
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	AAA ~ BBB+
Corporate | Grade 2
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	BBB ~ BB
Corporate | Grade 3
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	BB- ~ B
Corporate | Grade 4
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	B- ~ CCC
Corporate | Grade 5
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	CC or under
Credit Card | Grade 1
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	0.0 ~ 1.0	[1]
Credit Card | Grade 2
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	1.0 ~ 5.0	[1]
Credit Card | Grade 3
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	5.0 ~ 15.0	[1]
Credit Card | Grade 4
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	15.0 ~ 30.0	[1]
Credit Card | Grade 5
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	30.0 ~	[1]

[1]	Credit quality of Credit Card loans was graded according to range of probability of default.